Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Potentially be Issued Under Each Outstanding

Warrant	Shares to be issued upon exercise of remaining warrants existed as of June 30, 2025
Class B1	52,511
Class B2	2,990,342
Class C1	12,649
Class C2	3,143,728

Total	6,199,230

Summary of the changes in the warrant liability
The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2024	10,437,034
Change in fair value of warrants	(508,232)
Write-off of warrant liability due to exercise of warrants	(129,729)
Balance as of June 30, 2025	9,799,073